Allowances for Loan Losses - Summary of Allowances for Loan Losses by Loan Class (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	$ 3,443	$ 2,787	$ 3,152	$ 2,789	$ 2,789	$ 2,702
Charge-offs	(2)	0	(2)	(52)	(339)	(111)
Recoveries	54	44	65	47	54	14
Provision	395	44	675	91	648	184
Ending balance	3,890	2,875	3,890	2,875	3,152	2,789
Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	20	105	23	120	120	152
Charge-offs	0	0	0	0	0	0
Recoveries	0	0	0	0	0	0
Provision	(3)	(7)	(6)	(22)	(97)	(32)
Ending balance	17	98	17	98	23	120
Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	585	315
Charge-offs	(1)	0
Recoveries	5	19
Provision	(83)	18
Ending balance	506	352	506	352
Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance			582	290	290	312
Charge-offs			(1)	0	(24)	0
Recoveries			7	19	22	0
Provision			(82)	43	294	(22)
Ending balance	506	352	506	352	582	290
Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	1,070	315	799	314	314	255
Charge-offs	(1)	0	(1)	0	(18)	0
Recoveries	0	0	0	0	0	0
Provision	717	25	988	26	503	59
Ending balance	1,786	340	1,786	340	799	314
Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	1,728	1,674	1,634	1,702	1,702	1,707
Charge-offs	0	0	0	(49)	(297)	(99)
Recoveries	49	25	56	27	32	7
Provision	(230)	(29)	(143)	(10)	197	87
Ending balance	1,547	1,670	1,547	1,670	1,634	1,702
Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	13	24	22	35	35	43
Charge-offs	0	0	0	(3)	0	(12)
Recoveries	0	0	2	1	0	7
Provision	8	(1)	(3)	(10)	(13)	(3)
Ending balance	21	23	21	23	22	35
Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	15	18	15	18	18	13
Charge-offs	0	0	0	0	0	0
Recoveries	0	0	0	0	0	0
Provision	(2)	(2)	(2)	(2)	(3)	5
Ending balance	13	16	13	16	15	18
Unallocated [Member]
Loans and Leases Receivable Disclosure [Line Items]
Beginning balance	12	336	77	310	310	220
Charge-offs	0	0	0	0	0	0
Recoveries	0	0	0	0	0	0
Provision	(12)	40	(77)	66	(233)	90
Ending balance	$ 0	$ 376	$ 0	$ 376	$ 77	$ 310